Supplementary Financial Information (Schedule Of Restricted Cash) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash - Current Assets	$ 0	$ 38	$ 56
Total restricted cash - Noncurrent Assets			16
Customer Collections Related To Transition Bonds Used Only To Service Debt And Pay Expenses[Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash - Current Assets		22	56
Reserve For Fees Associated With Transition Bonds [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash - Current Assets		10
Total restricted cash - Noncurrent Assets			10
Reserve For Shortfalls Of Transition Bond Charges [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash - Current Assets		$ 6
Total restricted cash - Noncurrent Assets			$ 6